Financial Instruments - Schedule of Remaining Lines of Credit Available (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about borrowings [line items]
Used	¥ (564,956)	¥ (399,578)
Total remaining lines of credit available	823,724	803,973
Committed Lines of Credit
Disclosure of detailed information about borrowings [line items]
Total	5,124	3,673
Used	0	0
Total remaining lines of credit available	5,124	3,673
Uncommitted Lines of Credit
Disclosure of detailed information about borrowings [line items]
Total	1,024,200	910,200
Used	(205,600)	(109,900)
Total remaining lines of credit available	¥ 818,600	¥ 800,300